UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Wealth Management, LLC
Address: 520 Madison Avenue, 26th Floor
         New York, New York 10022


Form 13F File Number: 28-13688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Moran
Title: General Counsel
Phone: 212-396-5910

Signature, Place, and Date of Signing:

/s/Kevin Moran        New York, New York           11/09/2012
--------------------  ---------------------------  ----------
Name                  Place                        Date

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
-------------------    ----------------------------------
028-12765              Tiedemann Trust Company
028-10562              AllianceBernstein, L.P.


PAGE>
                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   1

     Form 13F Information Table Entry Total:             34

     Form 13F Information Table Value Total:   $      68663
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Access Midstream Partners LP            UNIT          00434L109     2107   63589   SH      Defined         1    63589
Buckeye Partners LP                     UNIT LTD PTN  118230101     3438  661678   SH      Defined         1   661678
EGShares Emerging Markets Consumer      EGS EMKCN ETF 268461779      858   36335   SH      Defined         1    36335
El Paso Pipeline Partners L P           COM UNIT LPI  283702108     2722   73125   SH      Defined         1    73125
Enbridge Energy Management LLC          SHS UNITS LLI 29250X103     2576   81350   SH      Defined         1    81350
Enbridge Energy Partners, L.P.          COM           29250R106      304   10318   SH      Defined         1    10318
Energy Transfer Equity L P Common Unit  COM UT LTD P  29273V100     3713   82147   SH      Defined         1    82147
Enterprise Products Partners LP         COM           293792107      436    8135   SH      Defined         1     8135
Ev Energy Partners, LP                  COM UNITS     26926V107      143    2305   SH      Defined         1     2305
First TR Energy Income & Grw            COM           33738G104     2101   73118   SH      Defined         1    73118
ISHARES Trust                           S&P500 GRW    464287309     3146   40417   SH      Defined         1    40417
JPMorgan Alerian MLP ETN                ALRIAN ML ETN 46625H365     1378   37508   SH      Defined         1    37508
Kayne Anderson MLP Investment Co.       COM           486606106     1130   36163   SH      Defined         1    36163
Kinder Morgan Energy Partners           UT LTD PARTNR 494550106     3508   42523   SH      Defined         1    42523
Kinder Morgan Inc.                      COM           49456B101     2480   69820   SH      Defined         1    69820
Kinder Morgan Mgmt LLC                  SHS           49455U100     4141   54207   SH      Defined         1    54207
Leucadia National Corp                  COM           527288104      375   16500   SH      Defined         1    16500
Magellan Midstream Partners LP          COM UNIT LP   559080106      400    4570   SH      Defined         1     4570
Market Vectors ETF TR                   AGRIBUS ETF   57060U605      575   11147   SH      Defined         1    11147
Nustar Energy L.P.                      UNIT COM      67058H102     2970   58373   SH      Defined         1    58373
Nustar Gp Holdings LLC                  UNIT RSTG LLC 67059L102     2283   71700   SH      Defined         1    71700
Oneok Partners LP                       UNIT LTD PTN  68268N103     2477   41627   SH      Defined         1    41627
Pioneer Southwest Energy LP             UNIT LP INT   72388B106      173    6730   SH      Defined         1     6730
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105     4658   52817   SH      Defined         1    52817
Select Sector SPDR TR                   SBI CONS STPL 81369Y308     8907  249053   SH      Defined         1   249053
SPDR Gold Trust                         GOLD SHS      78463V107     3080   17921   SH      Defined         1    17921
Spectra Energy Partners LP              COM           84756N109     2872   90218   SH      Defined         1    90218
Targa Resources Partners LP             COM UNIT      87611X105      217    5065   SH      Defined         1     5065
TC Pipelines LP                         UT COM LTD PT 87233Q108     2090   46290   SH      Defined         1    46290
Teekay LNG Partners LP                  PRTNRSP UNITS Y8564M105      121    3220   SH      Defined         1     3220
Vanguard Natural Resources LLC          COM UNIT      92205F106      155    5360   SH      Defined         1     5360
Western Gas Partners L.P.               COM UNT LP IN 958254104      282    5585   SH      Defined         1     5585
Williams Cos Inc                        COM           969457100     1510   43180   SH      Defined         1    43180
Williams Partners Common Unit LP        COM UNT LP    96950F104     1335   24415   SH      Defined         1    24415